Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income(5) (in millions)	Net Product Sales(6) (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$5,753,490	$687,242	$2,238,982	$1,118,268	$148.10	$113.65	$(278)	$201
2021	$5,739,010	$6,564,795	$2,138,273	$1,957,099	$218.59	$126.45	$(180)	$211
2020	$5,447,879	$10,291,743	$1,640,653	$2,924,753	$191.94	$126.42	$(169)	$198

Company Selected Measure Name	net product sales
Named Executive Officers, Footnote [Text Block]	Eric Dube was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2022: Laura Clague, Christopher Cline, Peter Heerma, Jula Inrig and William E. Rote.
2021: Laura Clague, Elizabeth Reed, Noah Rosenberg and William E. Rote.
2020: Laura Clague, Elizabeth Reed, Noah Rosenberg and William E. Rote.

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumed $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,753,490	$ 5,739,010	$ 5,447,879
PEO Actually Paid Compensation Amount	$ 687,242	6,564,795	10,291,743
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation S-K for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Stock Awards and Options Awards column are the total from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year.

Year	Summary Compensation Table Total for PEO	Deduct: Stock Awards and Option Awards for PEO	Add: Total Equity Adjustments for PEO	Compensation Actually Paid to PEO
2022	$5,753,490	$(4,403,197)	$(663,051)	$687,242
2021	$5,739,010	$(4,465,329)	$5,291,114	$6,564,795
2020	$5,447,879	$(4,318,090)	$9,161,954	$10,291,743

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduct: Average of Stock Awards and Option Awards for Non-PEO NEOs	Add: Average Equity Adjustments for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,238,982	$(1,528,507)	$407,793	$1,118,268
2021	$2,138,273	$(1,194,394)	$1,013,220	$1,957,099
2020	$1,640,653	$(941,097)	$2,225,197	$2,924,753
The amounts in the Total Equity Adjustments columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total Equity Adjustments for PEO
2022	$3,265,565	$(2,562,360)	$—	$(1,366,256)	$—	$(663,051)
2021	$5,046,221	$1,091,638	$—	$(846,745)	$—	$5,291,114
2020	$7,633,746	$1,437,904	$—	$90,304	$—	$9,161,954

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total Average Equity Adjustments for Non-PEO NEOs
2022	$1,094,962	$(445,897)	$—	$(241,272)	$—	$407,793
2021	$1,135,051	$187,774	$—	$(215,606)	$(93,999)	$1,013,220
2020	$1,662,986	$442,368	$—	$119,843	$—	$2,225,197

Non-PEO NEO Average Total Compensation Amount	$ 2,238,982	2,138,273	1,640,653
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,118,268	1,957,099	2,924,753
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation S-K for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Stock Awards and Options Awards column are the total from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the applicable year.

Year	Summary Compensation Table Total for PEO	Deduct: Stock Awards and Option Awards for PEO	Add: Total Equity Adjustments for PEO	Compensation Actually Paid to PEO
2022	$5,753,490	$(4,403,197)	$(663,051)	$687,242
2021	$5,739,010	$(4,465,329)	$5,291,114	$6,564,795
2020	$5,447,879	$(4,318,090)	$9,161,954	$10,291,743

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduct: Average of Stock Awards and Option Awards for Non-PEO NEOs	Add: Average Equity Adjustments for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,238,982	$(1,528,507)	$407,793	$1,118,268
2021	$2,138,273	$(1,194,394)	$1,013,220	$1,957,099
2020	$1,640,653	$(941,097)	$2,225,197	$2,924,753
The amounts in the Total Equity Adjustments columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total Equity Adjustments for PEO
2022	$3,265,565	$(2,562,360)	$—	$(1,366,256)	$—	$(663,051)
2021	$5,046,221	$1,091,638	$—	$(846,745)	$—	$5,291,114
2020	$7,633,746	$1,437,904	$—	$90,304	$—	$9,161,954

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total Average Equity Adjustments for Non-PEO NEOs
2022	$1,094,962	$(445,897)	$—	$(241,272)	$—	$407,793
2021	$1,135,051	$187,774	$—	$(215,606)	$(93,999)	$1,013,220
2020	$1,662,986	$442,368	$—	$119,843	$—	$2,225,197

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return ("TSR")
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Product Sales
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net product sales during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Tabular List [Table Text Block]	Net Product Sales
Total Shareholder Return Amount	$ 148.10	218.59	191.94
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (278,000,000)	$ (180,000,000)	$ (169,000,000)
Company Selected Measure Amount	201,000,000	211,000,000	198,000,000
PEO Name	(1)Eric Dube
Additional 402(v) Disclosure [Text Block]	Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2020, we provide the following disclosure regarding executive compensation for our principle executive officer ("PEO") and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.The dollar amounts reported represent the amount of net loss reflected in the Company's audited financial statements for the applicable fiscal year.
Required Tabular List of Most Important Financial Performance Measures
As is the case with many companies of a similar stage in the biotechnology industry, the Company relies less on financial performance goals as compared to non-financial strategic and operational goals with respect to setting compensation for the NEOs. For the fiscal year ended December 31, 2022, the only financial performance measure used to link Compensation Actually Paid to our NEOs to company performance was net product sales, which is the company-selected financial measure listed below. For a discussion of the non-financial strategic and operational goals the Company factors into the compensation program for the NEOs, please see the “Compensation Discussion and Analysis” section above.
	All of the information provided above under the "Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Product Sales
Non-GAAP Measure Description [Text Block]	We determined net product sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,403,197)	$ (4,465,329)	$ (4,318,090)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(663,051)	5,291,114	9,161,954
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,265,565	5,046,221	7,633,746
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,562,360)	1,091,638	1,437,904
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,366,256)	(846,745)	90,304
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,528,507)	(1,194,394)	(941,097)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	407,793	1,013,220	2,225,197
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,094,962	1,135,051	1,662,986
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(445,897)	187,774	442,368
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(241,272)	(215,606)	119,843
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (93,999)	$ 0